Goodwill and intangible assets - Changes in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Goodwill, at cost	$ 10,774	$ 10,760
Goodwill at the opening balance	10,482	10,850
Goodwill acquired during the year	229	161	$ 92
Goodwill allocated to disposals	(8)	(345)
Impairment of goodwill	0	0	(311)
Exchange rate differences and other	(192)	(184)
Goodwill at the closing balance	10,511	10,482	10,850
Electrification
Goodwill
Goodwill at the opening balance	4,472	4,527
Goodwill acquired during the year	220	11
Goodwill allocated to disposals	(2)	0
Exchange rate differences and other	(92)	(66)
Goodwill at the closing balance	4,598	4,472	4,527
Motion
Goodwill
Goodwill at the opening balance	2,117	2,456
Goodwill acquired during the year	9	0
Goodwill allocated to disposals	0	(338)
Exchange rate differences and other	(8)	(1)
Goodwill at the closing balance	2,118	2,117	2,456
Process Automation
Goodwill
Goodwill at the opening balance	1,613	1,639
Goodwill acquired during the year	0	0
Goodwill allocated to disposals	(6)	(7)
Exchange rate differences and other	(20)	(19)
Goodwill at the closing balance	1,587	1,613	1,639
Robotics & Discrete Automation
Goodwill
Goodwill at the opening balance	2,280	2,228
Goodwill acquired during the year	0	150
Goodwill allocated to disposals	0	0
Exchange rate differences and other	(72)	(98)
Goodwill at the closing balance	2,208	2,280	2,228
Accumulated impairment charges	(263)	$ (278)
Machine Automation [Member]
Goodwill
Impairment of goodwill			$ (290)
Turbocharging Division [Member] | Spinoff [Member]
Goodwill
Goodwill at the closing balance	$ 6